ROPES & GRAY LLP

PRUDENTIAL TOWER

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April 27, 2021

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862

kathleen.nichols@ropesgray.com

Re: Voya Intermediate Bond Portfolio (File Nos. 002-47232 and 811-02361)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 104 (the "Amendment") to the Registration Statement of Voya Intermediate Bond Portfolio (the "Trust"). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Act"), and shall become effective on May 1, 2021.

In addition to the Part C, the Amendment includes the following documents:

1.Statutory Prospectus for Class ADV, Class I, Class S, and Class S2 shares of Voya Intermediate Bond Portfolio, a series of the Trust (the "Portfolio"); and

2.Statement of Additional Information for the Portfolio.

The Trust is filing this Amendment for the purpose of updating the Prospectus and the related Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the Act. This Amendment relates solely to the Portfolio. This Amendment does not supersede or amend any disclosure in the Trust's Registration Statement relating to any other series of the Trust.

In connection with this Amendment, the Trust plans to file a separate filing pursuant to Rule 497(k) for the Portfolio's definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for the corresponding filing made pursuant to Rule 497(k).

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This Amendment includes inline XBRL and exhibits to provide interactive data files relating to the risk/return summary information of this Amendment, as required by Rule 405 of Regulation S-T and Form N-1A.

We have assisted the Trust in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Act.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at

(480)477-2660. Very truly yours,

/s/ Kathleen M. Nichols Kathleen M. Nichols

cc:Paul Caldarelli, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq.